PGIM Laddered S&P 500 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
Alternative
PGIM S&P 500 Buffer 12 ETF - January *	539,726	$18,878,752
PGIM S&P 500 Buffer 12 ETF - February *	550,995	18,881,111
PGIM S&P 500 Buffer 12 ETF - March *	545,523	18,891,462
PGIM S&P 500 Buffer 12 ETF - April *	575,538	18,878,280
PGIM S&P 500 Buffer 12 ETF - May *	577,942	18,854,664
PGIM S&P 500 Buffer 12 ETF - June *	594,441	18,873,502
PGIM S&P 500 Buffer 12 ETF - July *	576,497	18,882,467
PGIM S&P 500 Buffer 12 ETF - August *	564,606	18,854,904
PGIM S&P 500 Buffer 12 ETF - September *	575,178	18,878,952
PGIM S&P 500 Buffer 12 ETF - October *	579,432	18,865,147
PGIM S&P 500 Buffer 12 ETF - November *	576,904	18,887,491
PGIM S&P 500 Buffer 12 ETF - December *	577,136	18,906,975

Total Long-Term Investments (cost $207,199,005)		226,533,707

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $1,154,320)	1,154,320	1,154,320

TOTAL INVESTMENTS 100.5% (cost $208,353,325)(wa)		227,688,027
Liabilities in excess of other assets (0.5)%		(1,059,241)

Net Assets 100.0%		$226,628,786

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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